Note 8 - Fixed Assets	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 8. FIXED ASSETS

Fixed assets as of September 30, 2013 and 2012, respectively, consist of the following:

	September 30,		Estimated Useful
	2013	2012	Lives (years)
Equipment	$2,668,000	$2,620,000	5
Furniture and fixtures	532,000	491,000	5
Leasehold improvements	1,074,000	922,000	Lesser of useful life or term of lease
Capital Leases (Primarily composed of Computer Equipment)	2,510,000	2,510,000	5
	6,784,000	6,543,000
Less accumulated depreciation and amortization	(6,337,000)	(5,881,000)
Fixed assets - net	$447,000	$662,000

Depreciation and amortization expense for the years ended September 30, 2013 and 2012 was $456,000 and $533,000 respectively.